Share-Based Compensation - Additional information (Details)														12 Months Ended
	Oct. 29, 2025 $ / shares shares	Oct. 29, 2025 $ / shares shares	Sep. 25, 2025 USD ($) shares	Sep. 26, 2024 USD ($) shares	Dec. 28, 2023 $ / shares shares	Dec. 28, 2023 $ / shares shares	Sep. 26, 2023 USD ($) shares	Sep. 28, 2022 USD ($) shares	Sep. 28, 2021 USD ($) shares	Mar. 19, 2021 $ / shares shares	Mar. 19, 2021 $ / shares shares	Sep. 28, 2020 USD ($) shares	Mar. 01, 2019	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022	Dec. 31, 2028	Dec. 31, 2027	Sep. 30, 2027	Dec. 31, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Restricted share units
Share-Based Compensation
Compensation expenses | $														$ 8,057,000	$ 12,239,000	$ 12,063,000
Number of RSUs granted in share-based payment arrangement			862,516	2,014,386			1,710,607	3,987,509	2,604,545			1,402,714		862,516	2,014,386	1,710,607
Percentage of restricted stock units grant vested			98.74%	96.76%			97.45%	86.41%	85.63%			98.68%
Percentage of vested settled by ordinary shares one																					0.42%		1.08%	0.85%	4.53%	4.79%	0.44%
Percentage of vested settled by ordinary shares two																			0.42%			1.08%	0.85%	4.53%	4.79%	0.44%
Percentage of vested settled by ordinary shares three																		0.42%		1.08%		0.85%	4.53%	4.79%	0.44%
Estimated fair value of market price of ADS			8.65	5.68			5.68	5.09	10.39			3.44
Restricted stock unit settle by shares														423,918	624,670	615,052
Weighted average remaining contractual life of unvested RSUs														1 year 8 months 8 days
Compensation Cost Not Yet Recognized | $														$ 423,000
Restricted stock units settled by cash | $			$ 7,368,000	$ 11,071,000			$ 9,468,000	$ 17,535,000	$ 23,174,000			$ 4,762,000
Stock Option 2016 Plan | Imaging Taiwan | One And Half Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage													50.00%
Stock Option 2016 Plan | Imaging Taiwan | Three Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage										50.00%	50.00%
Stock Option 2016 Plan | Himax Imaging
Share-Based Compensation
Share options contractual life										4 years	4 years
Share options vesting period										3 years	3 years
Stock options 2021 plan | CMVT
Share-Based Compensation
Weighted average exercise price, Granted | $ / shares														$ 0.34	$ 0.32	$ 0.33
Compensation expenses | $														$ 39,000	$ 79,000	$ 69,000
Income tax benefits | $														$ 0	$ 0	$ 0
Number of share granted														20,000	1,201,000	288,000
Maximum number of shares authorized for grant										3,000,000	3,000,000
Exercise price, share options granted | (per share)										$ 10	$ 0.36
Number of units/shares, Forfeited														(55,000)	(138,000)
Weighted average exercise price, Forfeited | $ / shares														$ 0.41	$ 0.47
Weighted average remaining contractual life of unvested RSUs														1 year 3 months 18 days	1 year 9 months 18 days	1 year 6 months	2 years 6 months
Stock options 2021 plan | CMVT | ROC Central Government | Bottom of range
Share-Based Compensation
Share based compensation risk free interest rate expected term										2 years	2 years
Stock options 2021 plan | CMVT | ROC Central Government | Top of range
Share-Based Compensation
Share based compensation risk free interest rate expected term										5 years	5 years
Stock option 2023 plan | CMVT
Share-Based Compensation
Maximum number of shares authorized for grant					1,500,000	1,500,000
Exercise price, share options granted | (per share)					$ 10	$ 0.32
Stock option 2025 plan | Liqxtal Technology Inc
Share-Based Compensation
Share options vesting period	3 years	3 years
Share based compensation no of shares authorized	800,000	800,000
Weighted average exercise price, Granted | $ / shares														$ 0.65
Compensation expenses | $														$ 2,000
Income tax benefits | $														$ 0
Number of share granted														681,000
Exercise price, share options granted | (per share)	$ 20	$ 0.65
Weighted average remaining contractual term, Balance (in years)														3 years 11 months 1 day
Stock option 2025 plan | Liqxtal Technology Inc | Tranche one
Share-Based Compensation
Share Based Compensation Vesting Rights Percentages	30.00%	30.00%
Stock option 2025 plan | Liqxtal Technology Inc | Tranche two
Share-Based Compensation
Share Based Compensation Vesting Rights Percentages	30.00%	30.00%
Stock option 2025 plan | Liqxtal Technology Inc | Tranche three
Share-Based Compensation
Share Based Compensation Vesting Rights Percentages	40.00%	40.00%
Stock option 2025 plan | Liqxtal Technology Inc | ROC Central Government
Share-Based Compensation
Share based compensation risk free interest rate expected term	3 years	3 years